Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Cash flows from (used in) operating activities
Net income	$ 4,043	$ 2,793
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses	1,039	1,212
Depreciation	338	345
Amortization of other intangibles	208	187
Net securities loss/(gain)	(3)	920
Share of net income from investment in Schwab	0	(231)
Deferred taxes	426	(70)
Changes in operating assets and liabilities
Interest receivable and payable	(80)	(237)
Obligations related to securities sold under repurchase agreements	(7,368)	(8,044)
Securities purchased under reverse repurchase agreements	24,153	(13,902)
Obligations related to securities sold short	(2,340)	6,571
Trading loans, securities, and other	(14,752)	(23,085)
Loans net of securitization and sales	(6,527)	(17,124)
Deposits	(17,514)	18,592
Derivatives	3,740	825
Non-trading financial assets at fair value through profit or loss	(1,030)	(941)
Financial assets and liabilities designated at fair value through profit or loss	27,550	2,904
Securitization liabilities	296	1,149
Current taxes	(103)	(1,581)
Amounts receivable and payable from brokers, dealers, and clients	(7,776)	(3,979)
Other, including unrealized foreign currency translation loss/(gain)	8,285	(16,583)
Net cash from (used in) operating activities	12,585	(50,279)
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures	0	2,112
Redemption or repurchase of subordinated notes and debentures	(6)	(67)
Common shares issued, net of issuance costs	98	22
Repurchase of common shares, including tax on net value of share repurchases	(2,446)	0
Preferred shares and other equity instruments issued, net of issuance costs	0	748
Redemption of preferred shares and other equity instruments	0	(500)
Sale of treasury shares and other equity instruments	3,470	4,558
Purchase of treasury shares and other equity instruments	(3,476)	(4,624)
Dividends paid on shares and distributions paid on other equity instruments	(141)	(1,792)
Repayment of lease liabilities	(163)	(169)
Net cash from (used in) financing activities	(2,664)	288
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	(6,928)	39,040
Activities in financial assets at fair value through other comprehensive income
Purchases	(12,012)	(20,977)
Proceeds from maturities	7,278	8,306
Proceeds from sales	482	840
Activities in debt securities at amortized cost
Purchases	(12,045)	(7,133)
Proceeds from maturities	12,746	12,590
Proceeds from sales	47	17,752
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(531)	(497)
Net cash from (used in) investing activities	(10,963)	49,921
Effect of exchange rate changes on cash and due from banks	(183)	185
Net increase (decrease) in cash and due from banks	(1,225)	115
Cash and due from banks at beginning of period	7,512	6,437
Cash and due from banks at end of period	6,287	6,552
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	1,497	1,321
Amount of interest paid during the period	12,014	15,478
Amount of interest received during the period	20,091	22,584
Amount of dividends received during the period	$ 643	$ 626